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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549


                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2000

                 Check here if Amendment [ ]: Amendment Number:

                        This Amendment (Check only one.):

                              [ ] is a restatement.
                              [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East  49th Street, New York, New York 10017

Form 13F File Number: 28-1658

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:

 /s/ Thomas D. Stern

New York, New York
May 10, 2000

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F Summary Page

                                 Report Summary:



Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:   $2,086,750  (thousands)

List of Other Included Managers:    NONE





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                           FORM 13F INFORMATION TABLE

                                                                                                     COLUMN 5
     COLUMN 1                 COLUMN 2          COLUMN 3             COLUMN 4      -----------------------------------------
  NAME OF ISSUER           TITLE OF CLASS        CUSIP                 VALUE       SHARES OR          SH/PRN        PUT/CALL
                                                                     (X$1000)      PRINCIPAL AMT.
SHAW
COMMUNICATIONS INC            CL B            82028K 20 0             789,650        29,314,134          SH



ALBERTA ENERGY LTD             COM            012873 10 5             462,073        15,243,643          SH


GENERAL DYNAMICS
CORP                           COM            369550 10 8             269,334         5,413,740          SH


JONES APPAREL GROUP
INC                            COM            480074 10 3             180,291         5,700,900          SH



BLYTH INDS INC                 COM            09643P 10 8             120,702         4,419,300          SH


YANKEE CANDLE INC              COM            984757 10 4             115,475         7,302,785          SH


US BANCORP DEL                 COM            902973 10 6             100,808         4,608,350          SH

FEDERAL HOME LN
MTG CORP                       COM            313400 30 1              24,688           558,701          SH


MEDIAONE GROUP INC             COM            58440J 10 4              23,729           292,950          SH



COLUMN TOTALS                                                       2,086,750



                                                                         COLUMN 8
                                                           ----------------------------------
     COLUMN 1               COLUMN 6       COLUMN 7                  VOTING AUTHORITY
  NAME OF ISSUER           INVESTMENT       OTHER          ----------------------------------
                           DISCRETION      MANAGERS           SOLE          SHARED       NONE
SHAW
COMMUNICATIONS INC             SOLE                        29,314,134



ALBERTA ENERGY LTD             SOLE                        15,243,643


GENERAL DYNAMICS
CORP                           SOLE                         5,413,740


JONES APPAREL GROUP
INC                            SOLE                         5,700,900



BLYTH INDS INC                 SOLE                         4,419,300


YANKEE CANDLE INC              SOLE                         7,302,785


US BANCORP DEL                 SOLE                         4,608,350

FEDERAL HOME LN
MTG CORP                       SOLE                           558,701


MEDIAONE GROUP INC             SOLE                           292,950



COLUMN TOTALS
